Financial result	6 Months Ended
Jun. 30, 2024
Text Block [Abstract]
Financial result
6. Financial result
Financial income and financial expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	(Euros in thousands)		(Euros in thousands)
Change in fair value of liabilities for warrants	(648)	(13,105)	395	(5,708)

Interest income	6,366	2,744	12,659	4,999
Foreign currency gains	2,763	1,210	7,851	1,749
Gain on other financial instruments	536	—	70	—

Other financial income	9,665	3,954	20,580	6,748

Interest expenses	(226)	(206)	(420)	(401)
Foreign currency losses	(79)	(805)	(95)	(4,119)
Losses on financial instruments	—	(133)	—	(133)

Other financial expenses	(305)	(1,144)	(515)	(4,653)
Financial result	8,712	(10,295)	20,460	(3,613)

The fair value of the warrants decreased from €2.64 ($2.92) per warrant as of December 31, 2023 to €2.50 ($2.70) per warrant as of March 31, 2024 and increased to €2.59 ($2.77) as of June 30, 2024. The result is an increase in fair value of liabilities for warrants of €0.6 million and a corresponding expense for the three months ended June 30, 2024 and a decrease in fair value of liabilities for warrants of €0.4 million for the six months ended June 30, 2024.
The fair value of the warrants decreased from €
2.35
($
2.51
) per warrant as of December 31, 2022 to €1.32 ($1.44) per warrant as of March 31, 2023 and increased to €3.15 ($3.42) as of June 30, 2023. The result is an increase in fair value of liabilities for warrants of €13.1 million for the three months ended June 30, 2023 and an increase in fair value of liabilities for warrants of €5.7 million for the six months ended June 30, 2023.
Interest income mainly results from short-term deposits as well as cash balances. Interest expenses mainly result from leases.
Foreign currency gains and losses mainly consist of realized and unrealized gains and losses in connection with our USD holdings of cash and cash equivalents and short-term deposits by
Immatics N.V. and Immatics GmbH.
Losses and gains on financial instruments include expected credit losses on cash and cash equivalents and Other financial assets for the three and six months ended June 30, 2024 and 2023.